Financial Assets Measured at Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
4	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2022	June 30, 2023
	RM	RM	USD
Quoted shares measured at fair value through other comprehensive income (“FVTOCI”):
At beginning of year	34,221,879	12,819,747	2,746,363
Addition	-	7,002,234	1,500,082
Fair value adjustment	(21,402,132)	-	-
Disposal	-	(12,819,747)	(2,746,363)
At end of the period	12,819,747	7,002,234	1,500,082

Quoted shares measured at FVTOCI

In prior financial year, quoted investment in shares measured at FVTOCI related to an equity interest of 14.55% in Treasure Global Inc (“TGL”), an entity that is listed on the Nasdaq Stock Market. Hoo Voon Him is also a director in TGI. In January 2023, the Company disposed all of its shareholdings in TGL shares.

In May 2023, the Company acquired 500 shares from Globexus Holding Corp via a share-swap arrangement (Note 16).